Fees Summary	Aug. 09, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 750,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	110,700.00
Total Offset Amount	41,042.13
Net Fee	$ 69,657.87